Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Putnam Target Date Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001295293
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Trading Symbol	dei_TradingSymbol	PRRMX
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2019
Prospectus Date	rr_ProspectusDate	Dec. 30, 2019
Putnam Retirement Income Fund Lifestyle 1
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2050 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2045 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2040 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2035 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2030 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2025 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2020 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2055 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2060 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19